UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-21509

                 Weldon Capital Funds, Inc.

(Exact name of registrant as specified in charter)

4747 W. 135th Street Suite 100 Leawood, KS 66224

(Address of principal executive offices) (Zip code)

Scott A. Sadaro

Unified Fund Services, Inc.

431 North Pennsylvania Street

                  Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: (317) 917-7000

Date of fiscal year end: 3/31

Date of reporting period: 07/01/04 - 06/30/05

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Acto of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearancce requirements of 44 U.S.C. Sec/ 3507.

Baxter International INC.	CUSIP: 071813-109
Meeting Date: 05/03/2005	Ticker: BAX
Record Date: 03/04/2005
Meeting Type: Annual
All votes for this proxy are consistent with the proxy voting policies of Weldon Capital Management, Ltd.

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1.1	Elect Director Blake E. Devitt	For	For	Management
1.2	Elect Director Joseph B. Martin MD PHD	For	For	Management
1.3	Elect Director Robert L. Parkinson, JR	For	For	Management
1.4	Elect Director Thomas T. Stallkamp	For	For	Management
1.5	Elect Director Albert P.L. Stroucken	For	For	Management
2	Ratification of Independent Registered Public Accounting Firm	For	For	Management
3	Proposal Relating to Cumulative Voting in the Election of Directors	Against	Against	Shareholders
4	Proposal Relating to Restrictions on Services Performed by the Independent Auditors	Against	For	Shareholders
5	Proposal Relating to the Annual Election of Directors	Abstain	Against	Shareholders

Anadarko Petroleum Corporation	CUSIP: 032511-107

Meeting Date: 05/12/2005	Ticker: APC
Record Date: 03/14/2005
Meeting Type: Annual
All votes for this proxy are consistent with the proxy voting policies of Weldon Capital Management, Ltd.

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1.1	Elect Director John R. Butler, Jr.	For	For	Management
1.2	Elect Director Preston M. Geren III	For	For	Management
1.3	Elect Director John R. Gordon	For	For	Management
2	Approval of Amended and Restated 1999 Stock Incentive Plan	For	For	Management
3	Ratification of Appointment of Independent Accountants	For	For	Management
4	Stockholder Proposal-Corporate Political Giving	Against	For	Shareholders

The Allstate Corporation	CUSIP: 020002-101
Meeting Date: 05/17/2005	Ticker: ALL
Record Date: 03/18/2005
Meeting Type: Annual
All votes for this proxy are consistent with the proxy voting policies of Weldon Capital Management, Ltd.

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1.1	Elect Director F. Duane Ackerman	For	For	Management
1.2	Elect Director James G. Andress	For	For	Management
1.3	Elect Director Edward A. Brennan	For	For	Management
1.4	Elect Director W. James Farrell	For	For	Management
1.5	Elect Director Jack M. Greenberg	For	For	Management
1.6	Withhold Ronald T. Lemay	For	Against

1.7	Elect Director Edward M. Liddy	For	For	Management
1.8	Elect Director J. Christopher Reyes	For	For	Management
1.9	Elect H. John Riley, Jr.	For	For	Management
1.10	Elect Joshua I. Smith	For	For	Management
1.11	Elect Judith A. Sprieser	For	For	Management
1.12	Elect Mary Alice Taylor	For	For	Management
2	Appointment of Deloitte & Touche LLP as Independent Auditors for 2005	For	For	Management
3	Provide Cumulative Voting for Board of Directors	Against	Against	Management

Keyspan Corporation	CUSIP: 49337W-100
Meeting Date: 05/20/2005	Ticker: KSE
Record Date: 03/22/2005
Meeting Type: Annual
All votes for this proxy are consistent with the proxy voting policies of Weldon Capital Management, Ltd.

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1.1	Elect Director Robert B. Catell	For	For	Management
1.2	Elect Director Andrea S. Christensen	For	For	Management
1.3	Elect Director Robert J. Fani	For	For	Management
1.4	Elect Director Alan H. Fishman	For	For	Management
1.5	Elect Director James R. Jones	For	For	Management
1.6	Elect Director James L. Larocca	For	For	Management
1.7	Elect Director Gloria C. Larson	For	For	Management
1.8	Elect Director Stephen W. McKessy	For	For	Management
1.9	Elect Director Edward D. Miller	For	For	Management
1.10	Elect Director Vikki L. Pryor	For	For	Management
2	Ratification of Deloitte & Touche LLP as Independent Registered Accountants	For	For	Management

Abbott Laboratories	CUSIP: 002824-100
Meeting Date: 04/22/2005	Ticker: ABT
Record Date: 02/23/2005
Meeting Type: Annual
All votes for this proxy are consistent with the proxy voting policies of Weldon Capital Management, Ltd.

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1.1	Elect Director R.S. Austin	For	For	Management
1.2	Elect Director W.M. Daley	For	For	Management
1.3	Elect Director H.L. Fuller	For	For	Management
1.4	Elect Director R.A. Gonzalez	For	For	Management
1.5	Elect Director J.M. Greenberg	For	For	Management
1.6	Elect Director J.M. Leiden	For	For	Management
1.7	Elect Director D.A.L. Owen	For	For	Management
1.8	Elect Director B. Powell, Jr.	For	For	Management
1.9	Elect Director A.B. Rand	For	For	Management
1.10	Elect Director W.A. Reynolds	For	For	Management
1.11	Elect Director R.S. Roberts	For	For	Management
1.12	Elect Director W.D. Smithburg	For	For	Management
1.13	Elect Director J.R. Walter	For	For	Management
1.14	Elect Director M.D. White	For	For	Management
2	Ratification of Deloitte & Touche LLP as Auditors	For	For	Management
3	Shareholder Proposal-Executive Compensation	Against	Against	Shareholder
4	Shareholder Proposal-Performance Based Options	Against	For	Shareholder
5	Shareholder Proposal-In Vitro Testing	Against	Against	Shareholder

6	Shareholder Proposal-Political Contributions	Against	For	Shareholder
7	Shareholder Proposal-HIV/AIDS-TB-Malaria Pandemics	Against	Against	Shareholder
8	Shareholder Proposal-Separating the Roles of Chair and CEO	Against	For	Shareholder

C.R. Bard, Inc	CUSIP: 067383-109
Meeting Date: 04/20/2005	Ticker: BCR
Record Date: 02/28/2005
Meeting Type: Annual
All votes for this proxy are consistent with the proxy voting policies of Weldon Capital Management, Ltd.

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1.1	Elect Director T. Kevin Dunnigan	For	For	Management
1.2	Elect Director Gail K. Naughton	For	For	Management
1.3	Elect Director John H. Weiland	For	For	Management
2	Ratification of the Appointment of KPMG LLP as Independent Auditors for 2005	For	For	Management
3	Shareholder Proposal Relating to Workplace Code of Conduct Based on	Against	Against	Shareholders
International Labor Organization Conventions

Berkshire Hathaway Inc.	CUSIP: 084670-207
Meeting Date: 04/30/2005	Ticker: BRK/B
Record Date: 03/02/2005
Meeting Type: Annual
All votes for this proxy are consistent with the proxy voting policies of Weldon Capital Management, Ltd.

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1.1	Elect Director Warren E. Buffett	For	For	Management
1.2	Elect Director Charles T. Munger	For	For	Management
1.3	Elect Director Howard G. Buffett	For	For	Management
1.4	Elect Director Malcom G. Chace	For	For	Management
1.5	Elect Director William H. Gates III	For	For	Management
1.6	Elect Director David S. Gottesman	For	For	Management
1.7	Elect Director Charlotte Guyman	For	For	Management
1.8	Elect Director Donald R. Keough	For	For	Management
1.9	Elect Director Thomas S. Murphy	For	For	Management
1.10	Elect Director Ronald L. Olson	For	For	Management
1.11	Elect Director Walter Scott, Jr.	For	For	Management
2	Proposed Amendment of the Corporation's Restated Certificate of Incorporation	For	For	Management
that would add to the Voting Rights of Holders of Class B Common Stock in Certain
Situations
3	Proposed Amendment of the Corporation's Restated Certificate of Incorporation	For	For	Management
that would Clarify the Rights of Holders of Class B Common Stock in a Stock Split or
Stock Dividend

Coca-Cola Company	CUSIP: 191216-100
Meeting Date: 04/19/2005	Ticker: KO
Record Date: 02/22/2005
Meeting Type: Annual
All votes for this proxy are consistent with the proxy voting policies of Weldon Capital Management, Ltd.

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1.1	Elect Director Herbert A. Allen	For	For	Management

1.2	Elect Director Ronald W. Allen	For	For	Management
1.3	Elect Director Cathleen P. Black	For	For	Management
1.4	Elect Director Warren E. Buffett	For	For	Management
1.5	Elect Director Barry Diller	For	For	Management
1.6	Elect Director E. Neville Isdell	For	For	Management
1.7	Elect Director Donald R. Keough	For	For	Management
1.8	Elect Director Maria Elena Lagomasino	For	For	Management
1.9	Elect Director Donald F. McHenry	For	For	Management
1.10	Elect Director Sam Nunn	For	For	Management
1.11	Elect Director J. Pedro Reinhard	For	For	Management
1.12	Elect Director James D. Robinson III	For	For	Management
1.13	Elect Director Peter V. Ueberroth	For	For	Management
1.14	Elect Director James B. Williams	For	For	Management
2	Ratification of the Appointment of Ernst & Young LLP as Independent Auditors	For	For	Management
3	Shareowner Proposal Regarding an Independent Delegation of Inquiry to Colombia	Against	For	Shareholder
4	Shareowner Proposal Regarding Restricted Stock	Against	For	Shareholder
5	Shareowner Proposal Regarding Severance Agreements	Against	Against	Shareholder

Hillenbrand Industries, Inc.	CUSIP: 431573-104
Meeting Date: 02/10//2005	Ticker: HB
Record Date: 12/17/04
Meeting Type: Annual
All votes for this proxy are consistent with the proxy voting policies of Weldon Capital Management, Ltd.

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1.1	Elect Director John A. Hillenbrand III	For	For	Management
1.2	Elect Director Frederick W. Rockwood	For	For	Management
1.3	Elect Director Joanne C. Smith	For	For	Management

1.4	Elect Director Eduardo R. Menasce	For	For	Management
1.5	Elect Director Mark D. Ketchum	For	For	Management
2	Ratification of the Appointment of Ernst & Young LLP as Independent Auditors	For	For	Management

H& R Block, Inc.	CUSIP: 093671-105
Meeting Date: 09/08/04	Ticker: HRB
Record Date: 06/60/04
Meeting Type: Annual
All votes for this proxy are consistent with the proxy voting policies of Weldon Capital Management, Ltd.

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1.1	Elect Director Donna R. Ecton	For	For	Management
1.2	Elect Director Louis W. Smith	For	For	Management
1.3	Elect Director Rayford Wilkins, Jr.	For	For	Management
2	Approval of an ammendment to the company's Articles of Incorporation to increase the	For	For	Management
number of shares of authorized common stock, without par value, from 500,000,000 to
800,000,000 shares
3	Amend 1989 stock options plan for outside directors to extend the plan for 5 years	For	Against	Shareholder
4	Approve amendment to 1999 stock option plan for seasonal employees to (I) extend the	For	For	Shareholder
plan for 2 years and (II) increase the aggregate number of common shares issuable under the plan from 20,000,000 to 23,000,000
5	Ratification of the Appointment of KPMG LLP as Independent Accountants	For	For	Shareholder

Mylan Laboratories, Inc.	CUSIP: 628530-107

Meeting Date: 07/30/04	Ticker: MYL
Record Date: 06/11/04
Meeting Type: Annual
All votes for this proxy are consistent with the proxy voting policies of Weldon Capital Management, Ltd.

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1.1	Elect Director Milan Puskar	For	For	Management
1.2	Elect Director Robert J. Coury	For	For	Management
1.3	Elect Director Wendy Cameron	For	For	Management
1.4	Elect Director Laurence S. Delynn	For	For	Management
1.5	Elect Director Douglas J. Leech	For	For	Management
1.6	Elect Director Joseph C. Maroon, MD	For	For	Management
1.7	Elect Director Rod Piatt	For	For	Management
1.8	Elect Director Patricia A. Sunseri	For	For	Management
1.9	Elect Director C.B. Todd	For	For	Management
1.10	Elect Director R.L. Vanderveen, PhD	For	For	Management
1.11	Elect Director Stuart A. Williams	For	For	Management

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Weldon Capital Funds, Inc.

By: /s/ Douglas G. Ciocca
Douglas G. Ciocca
President and Portfolio Manager

Date: 8/17/05